Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit before taxation	R$ 262,034	R$ 161,950	R$ 269,385
Adjustments to reconcile net income to cash flows from operations:
Depreciation and amortization	57,579	28,701	19,780
Investment income and exchange variation of financial instruments at fair value through profit or loss	(49,098)	(92,056)	(97,703)
Net foreign exchange on liabilities at amortized cost	(69,513)	136,374	(16,513)
Interest expense on loans and obligations	60,763	61,784	23,654
Gain/loss on remeasurement of contingent consideration	32,258	19,915	15,872
Net profit/(loss) of investments accounted for using the equity method	1,067	1,500	0
Share based payments	29,912	22,479	14,967
Financial result on lease agreements	15,248	7,757	9,109
Other adjustments	(610)	1,030	0
Adjustments To Reconcile Profit Loss Other Than Changes In Working Capital	339,640	349,434	238,551
Changes in assets and liabilities
Accounts receivables	17,694	(18,156)	(43,187)
Taxes recoverable	38,268	(4,777)	2,152
Other assets	21,480	(65,690)	(20,990)
Trade payables	2,693	(3,370)	622
Accounts payable	(22,655)	3,648	(1,575)
Labor and social security obligations	(25,688)	15,110	11,527
Taxes and contributions payable	(47,674)	815	(780)
Purchases of financial instruments related to retirements plans	(74,535)	(293,281)	(84,933)
Contribution for retirements plans	76,176	279,771	82,734
Increase Decrease In Working Capital	(14,241)	(85,930)	(54,430)
Cash generated from operations	325,399	263,504	184,121
Income tax paid	(51,438)	(53,733)	(54,875)
Net cash inflow from operating activities	273,961	209,771	129,246
Cash flows from investing activities
Acquisition of a subsidiary, net of cash acquired	2,243	(223,068)	0
Purchases of property and equipment and additions to intangible assets	(39,929)	(19,317)	(36,738)
Purchase and sales of financial instruments at amortized cost	0	13,648
Purchase of financial instruments at fair value through profit or loss	(316,346)	(347,264)	(196,079)
Sales of financial instruments at fair value through profit or loss	467,336	357,006	455,781
Dividends received from joint ventures investments	3,415
Capital increase in joint ventures	(17,744)	(13,140)	0
Net cash (outflow) from investing activities	98,975	(232,135)	222,964
Cash flows from financing activities
Interest payments of loans and obligations	(52,640)	(47,934)	(11,975)
Principal payments of loans and obligations	(27,700)	(69,168)	(8,889)
Treasury shares acquisition paid, net of treasury shares sold	(51,101)	(90,288)	(62,769)
Lease payments, net of sublease received	(31,732)	(18,604)	(23,044)
Proceeds from loans and obligations	49,207	0	0
Issuance of convertible preferred shares	0	0	471,835
Dividends paid	(209,769)	(203,236)	(190,138)
Net cash (outflow) from financing activities	(323,735)	(429,230)	175,020
Net increase in cash and cash equivalents	49,201	(451,594)	527,230
Cash and cash equivalents at the beginning of the year	223,302	660,305	136,581
Foreign exchange variation of cash and cash equivalents in subsidiary	7,588	14,591	(3,506)
Cash and cash equivalents at the end of the year	R$ 280,091	R$ 223,302	R$ 660,305